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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------------

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TRB Advisors LP*
Address:  767 Fifth Avenue, 12(th) Floor
          New York, NY 10153

13F File Number:  028-14415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chairman and Founder
Phone:  212-256-8500

Signature, Place, and Date of Signing:

/s/ Timothy R. Barakett    New York, New York        February 14, 2013
-----------------------    ------------------        -----------------
      [Signature]            [City, State]                [Date]

*    The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $65,599
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

                                                     VALUE    SHARES /  SH /  PUT /  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
-----------------------  --------------  ---------  --------  --------  ----  -----  ----------  --------  -------  ------  -----
AMERICAN TOWER CORP NEW  COM             03027X100      386      5,000  SH           SOLE                    5,000
CROWN CASTLE INTL CORP   COM             228227104   12,989    180,000  SH           SOLE                  180,000
KANSAS CITY SOUTHERN     COM NEW         485170302   11,687    140,000  SH           SOLE                  140,000
MASTERCARD INC           CL A            57636Q104      491      1,000  SH           SOLE                    1,000
PROCTER & GAMBLE CO      COM             742718109      339      5,000  SH           SOLE                    5,000
UNION PAC CORP           COM             907818108   17,349    138,000  SH           SOLE                  138,000
VISA INC                 COM CL A        92826C839   22,358    147,500  SH           SOLE                  147,500